Bank Loans and Notes Payables - Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions		Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 1,382		$ 2,057
Long term debt		80,423		81,303
Current portion of long term debt		10,222	$ 521	10,114
Long-term debt		70,201		71,189
Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 39,204		$ 48,043
Interest rate		4.48%	4.48%	4.09%
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 928		$ 106
Long term debt		63,443		74,981
Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		454		1,951
Long term debt		16,980		6,412
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		1,382
Long term debt		10,222
Current portion of long term debt		10,222
Not later than one year [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		928
Long term debt		4,849
Not later than one year [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		454
Long term debt		5,373
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		11,153
Long-term debt		11,153
Later than one year and not later than two years [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 9,829
Interest rate		4.63%	4.63%
Later than one year and not later than two years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 10,531
Later than one year and not later than two years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		622
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		12,058
Long-term debt		12,058
Later than two years and not later than three years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		2,576
Later than two years and not later than three years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		9,482
Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		1,570
Long-term debt		1,570
Later than three years and not later than four years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		67
Later than three years and not later than four years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		1,503
Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		25,090
Long-term debt		25,090
Later than four years and not later than five years [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 17,557
Interest rate		3.88%	3.88%
Later than four years and not later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 25,090
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		20,330
Long-term debt		20,330
Later than five years [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 11,818
Interest rate		5.25%	5.25%
Later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 20,330
Argentina, Pesos [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 157		$ 106
Interest rate		36.75%	36.75%	22.40%
Argentina, Pesos [member] | Not later than one year [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 157
Interest rate		36.75%	36.75%
United States of America, Dollars [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Financial leasings		$ 10
Interest rate		3.28%	3.28%
United States of America, Dollars [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 4,025		$ 4,032
Interest rate		3.34%	3.34%	2.12%
United States of America, Dollars [member] | Not later than one year [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Financial leasings		$ 10
Interest rate		3.28%	3.28%
United States of America, Dollars [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 4,025
Interest rate		3.34%	3.34%
Colombia, Pesos [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 728
Interest rate				9.63%
Colombia, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 454		$ 1,951
Interest rate		5.58%	5.58%	7.28%
Colombia, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 848
Interest rate		5.67%	5.67%
Colombia, Pesos [member] | Not later than one year [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 454
Interest rate		5.58%	5.58%
Colombia, Pesos [member] | Not later than one year [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 424
Interest rate		5.61%	5.61%
Colombia, Pesos [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 424
Interest rate		5.73%	5.73%
Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Current portion of long term debt		$ 5
Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 522		$ 934
Interest rate		5.95%	5.95%	5.78%
Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]	$ 4,653		$ 6,707
Interest rate		0.38%	0.38%	0.38%
Brazil, Brazil Real [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 505		$ 869
Interest rate		9.53%	9.53%	8.50%
Brazil, Brazil Real [member] | Floating interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 5		$ 15
Interest rate		0.40%	0.40%	0.44%
Brazil, Brazil Real [member] | Not later than one year [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 186
Interest rate		5.95%	5.95%
Brazil, Brazil Real [member] | Not later than one year [member] | Fixed interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]	$ 4,653
Interest rate		0.38%	0.38%
Brazil, Brazil Real [member] | Not later than one year [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 244
Interest rate		9.53%	9.53%
Brazil, Brazil Real [member] | Not later than one year [member] | Floating interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 5
Interest rate		0.40%	0.40%
Brazil, Brazil Real [member] | Later than one year and not later than two years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 129
Interest rate		5.95%	5.95%
Brazil, Brazil Real [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 198
Interest rate		9.53%	9.53%
Brazil, Brazil Real [member] | Later than two years and not later than three years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 78
Interest rate		5.95%	5.95%
Brazil, Brazil Real [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 57
Interest rate		9.53%	9.53%
Brazil, Brazil Real [member] | Later than three years and not later than four years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 67
Interest rate		5.95%	5.95%
Brazil, Brazil Real [member] | Later than three years and not later than four years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 6
Interest rate		9.53%	9.53%
Brazil, Brazil Real [member] | Later than four years and not later than five years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 38
Interest rate		5.95%	5.95%
Brazil, Brazil Real [member] | Later than five years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 24
Interest rate		5.95%	5.95%
Mexico, Pesos [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 10,100
Mexico, Pesos [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 18,481		$ 18,479
Interest rate		6.95%	6.95%	6.95%
Mexico, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 10,100
Interest rate		8.56%	8.56%
Mexico, Pesos [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 1,497		$ 1,496
Interest rate		8.61%	8.61%	7.70%
Mexico, Pesos [member] | Not later than one year [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 4,700
Interest rate		8.48%	8.48%
Mexico, Pesos [member] | Later than two years and not later than three years [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 2,498
Interest rate		8.27%	8.27%
Mexico, Pesos [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 5,400
Interest rate		8.62%	8.62%
Mexico, Pesos [member] | Later than three years and not later than four years [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 1,497
Interest rate		8.61%	8.61%
Mexico, Pesos [member] | Later than four years and not later than five years [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 7,495
Interest rate		5.46%	5.46%
Mexico, Pesos [member] | Later than five years [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 8,488
Interest rate		7.87%	7.87%
Uruguay, Pesos
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 1,344
Uruguay, Pesos | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 771
Interest rate		9.96%	9.96%
Uruguay, Pesos | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 573
Interest rate		10.15%	10.15%
Uruguay, Pesos | Not later than one year [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 771
Interest rate		9.96%	9.96%
Uruguay, Pesos | Later than one year and not later than two years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 573
Interest rate		10.15%	10.15%
At fair value [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 1,367
Long term debt		80,349
Long-term debt		80,349
At fair value [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		40,716
At fair value [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		913
Long term debt		63,531
At fair value [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		454
Long term debt		16,818
At fair value [member] | Argentina, Pesos [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		141
At fair value [member] | United States of America, Dollars [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		4,062
At fair value [member] | Colombia, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		454
At fair value [member] | Colombia, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		848
At fair value [member] | Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		508
At fair value [member] | Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]	4,516
At fair value [member] | Brazil, Brazil Real [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		527
At fair value [member] | Brazil, Brazil Real [member] | Floating interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		5
At fair value [member] | Mexico, Pesos [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		17,218
At fair value [member] | Mexico, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		10,100
At fair value [member] | Mexico, Pesos [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		1,276
At fair value [member] | Uruguay, Pesos | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		772
At fair value [member] | Uruguay, Pesos | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 573

[1]	Promissory note denominated and payable in Brazilian reais; however, it is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. As a result, the principal amount under the promissory note may be increased or reduced based on the depreciation or appreciation of the Brazilian real relative to the U.S. dollar.